15. Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	$ 689,185	$ 343,163
Current other non-financial assets	1,006,247	761,670
Tax credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	557,329	336,333
Current other non-financial assets	289,283	360,905
Income tax credits
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	127,441	0
Prepayments to vendors
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Non-current other non-financial assets	4,415	6,830
Upfront payments of property, plant and equipment purchases
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	212,852	87,292
Prepayment insurance
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	436,303	290,471
Other
DisclosureOfNonfinancialAssetsLineItems [Line Items]
Current other non-financial assets	$ 67,809	$ 23,002